Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 205	£ 429
Less: effect of discounting	(15)	(33)
Discounted lease liabilities	190	396	£ 639
Not later than 1 year [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	82	224
Later than 1 year and not later than 3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	123	164
Later than 3 years and not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 0	£ 41